Related Party Transactions - Nature and Amounts of Transactions Entered into with Related Parties (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Related Party Transaction [Line Items]
Related party payable, Balance outstanding	$ 1,155,000		$ 1,155,000		$ 734,000
Related party receivable, Balance outstanding	23,216,000		23,216,000		19,872,000
Recharges (Credit) of Services [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(500,000)	7,700,000	3,600,000	10,200,000
Related party receivable, Balance outstanding	900,000		900,000		2,700,000
Recharges (Credit) of Services [Member] | Reynolds Group Holding Limited [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	300,000	100,000	500,000	100,000
Related party payable, Balance outstanding	400,000		400,000
Joint Services Agreement [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	1,600,000	500,000	3,100,000	1,500,000
Related party receivable, Balance outstanding	2,300,000		2,300,000		600,000
Sale of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	18,800,000	16,300,000	38,400,000	22,300,000
Related party receivable, Balance outstanding	20,300,000		20,300,000		17,300,000
Asset Sales [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values		500,000		500,000
Related party receivable, Balance outstanding
Purchase of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(300,000)		(700,000)
Related party receivable, Balance outstanding	(300,000)		(300,000)		(700,000)
Purchase of Goods [Member] | Autoparts Holdings [Member] | Champion Laboratories, Inc. [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	800,000	500,000	1,400,000	700,000
Related party payable, Balance outstanding	800,000		800,000		700,000
Recharges for Professional Services [Member] | Rank Group [Member]
Related Party Transaction [Line Items]
Related party, Transaction values		100,000		100,000
Related party payable, Balance outstanding